Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Movement of Lease Prepayments	The movement of lease prepayments for the year ended December 31, 2018 is as follow:

2018
Beginning of the year	9,313
Addition	282
Amortization	(305)

End of the year	9,290